CASH AND RESTRICTED CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and restricted cash equivalents
	December 31, 2020	December 31, 2019	December 31, 2018
Cash	$7,608,149	$3,017,704	$5,304,097
Restricted cash equivalents	34,500	34,500	34,500
	$7,642,649	$3,052,204	$5,338,597